[COOLEY GODWARD LLP LETTERHEAD
August 16, 2006
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hansen Medical, Inc.
Registration Statement on Form S-1
CIK: 0001276591
Dear Sir or Madam:
On behalf of Hansen Medical, Inc. (the “Registrant”), and for the purpose of registering shares of the Registrant’s Common Stock in the proposed sale and issuance of shares of Common Stock having an aggregate value of up to eighty-six million two hundred fifty thousand dollars ($86,250,000), under the Securities Act of 1933, as amended, and pursuant to Regulation S-T promulgated thereunder, we are electronically transmitting hereunder one conformed copy of a Registration Statement on Form S-1 (the “Registration Statement”), together with all exhibits thereto (except for exhibits that will be filed by amendment). Manually executed signature pages have been signed prior to the time of this electronic filing and will be retained by the Registrant for five years.
Pursuant to Rule 13(c) of Regulation S-T, a filing fee of $9,229.00 was wired to the Securities and Exchange Commission on August 15, 2006, and verification of the receipt of said funds has been received from the SEC.
In addition to the electronic filing provided herewith, paper copies of the Registration Statement will follow via overnight courier.
Please direct any questions or comments regarding this filing to me at (650) 843-5582 or to Glen Sato at (650) 843-5502.
Sincerely,
/s/ Sally A. Kay
Sally A. Kay

cc:	Steven M. Van Dick
Glen Y. Sato, Esq.